Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The U.S. statutory federal income tax rate is reconciled to the Company’s effective income tax rate as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Tax benefit at 35% federal statutory rate	$984	$1,266	$491	$3,523
State tax benefit, net of federal benefit	85	109	42	50
Noncontrolling interest	(24)	(60)	(60)	(464)
Valuation allowance	(1,662)	(3,116)	(2,379)	(2,957)
Other	617	1,801	1,906	(152)
Total	$—	$—	$—	$—

The U.S. statutory federal income tax rate is reconciled to the Company’s effective income tax rate as follows (in thousands):

	Years Ended December 31,
	2013	2012
Tax benefit at 35% federal statutory rate	$16,587	$16,213
State tax benefit, net of federal benefit	237	232
Noncontrolling interest	(2,365)	(2,300)
Valuation allowance	(13,567)	(14,273)
Other	(892)	128
Total	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The effects of temporary differences and other items that give rise to deferred tax assets and liabilities are presented below (in thousands):

	June 30, 2014	December 31, 2013
Deferred tax assets:
Capitalized start up costs	$23	$24
Deferred transaction costs	842	—
Stock-based compensation	622	622
Net operating loss carryover	63,453	62,372
Other	3	18
Deferred tax assets	64,943	63,036
Valuation allowance	(64,311)	(61,111)
Deferred tax liabilities:
Property, plant and equipment	(8)	(11)
Investment in partnership	(624)	(1,914)
Deferred tax liabilities	(632)	(1,925)
Net deferred tax asset	$—	$—

The effects of temporary differences and other items that give rise to deferred tax assets and liabilities are presented below (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Capitalized start up costs	$24	$3,253
Stock-based compensation	622	965
Net operating loss carryover	62,372	84,960
Other	18	266
Deferred tax assets	63,036	89,444
Valuation allowance	(61,111)	(47,544)
Deferred tax liabilities:
Property, plant and equipment	(11)	(41,900)
Investment in partnership	(1,914)	—
Deferred tax liabilities	(1,925)	(41,900)
Net deferred tax asset	$—	$—